Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of remaining underwriters' commission

	Per Class A
	Restricted
	Voting Unit	Amount
Upon the closing of a Business Combination	$0.325	$11,700,000
Subsequent to the closing of a Business Combination, at the discretion of the Corporation, and subject to certain limitations	0.050	1,800,000
	$0.375	$13,500,000